Income Tax - Summary of Deferred Tax Assets and Deferred Tax Liabilities on the Consolidated Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax [Abstract]
Deferred tax assets	¥ 107,275	¥ 49,392
Deferred tax liabilities	206	377
Deferred tax, net	¥ 107,069	¥ 49,015	¥ 34,163